Cash flow information (Details 2)	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)
Cash flow information
Increase of trading properties for sale through an increase in borrowings	$ 0	$ 0		$ 216,000,000
Increase of intangible assets through an increase of trade and other payables	0	26,000,000		0
Distribution of dividends on shares	0	0		2,572,000,000
Increase in non-convertible notes through a decrease in non-convertible notes	45,938		$ 9,279	0
Decrease of property, plant and equipment through an increase of tax receivables and tax payables	0		$ 0	293
Increase in investment properties through an increase in trade and other payables	143	399		0
Increase of investment properties through an increase of borrowings	0	0		1,440
Increase in intangible assets through a decrease in investment in associates	0	0		2,889
Currency translation adjustment	1,286	379		40,417
Increase in investment properties under barter agreements	0	6,767		0
Payment of non-convertible notes	0	1,365		0
Decrease in lease liabilities through a decrease in trade and other receivables	0	6		0
Decrease in investment properties through an increase in property, plant and equipment	23	3,359		0
Decrease in property, plant and equipment through an increase in investment properties	3,210	1,293		0
Decrease in property, plant and equipment through an increase in revaluation surplus	266	1,199		0
Decrease in revaluation surplus through an increase in deferred income tax liabilities	0	420		0
Increase in intangible assets through an increase salaries and social security liabilities	0	56		0
Increase in investments in associates through a decrease in investments in financial assets	0	1,865		0
Decrease in borrowings through a decrease in trade and other receivables	0	951		0
Increase in investments in associates and joint ventures through a decrease in trade and other receivables	31	0		0
Increase in investments in associates and joint ventures through a decrease in investments in financial assets	0	97		0
Capital contributions from non-controlling interest through a decrease of borrowings	0	9		0
Capital contributions from non-controlling interest through an increase in trade and other receivables	0	11		0
Decrease of trading properties through an increase in intangible assets	1,272	0		0
Decrease in investments in financial assets through a decrease in trade and other payables	368	0		0
Decrease in dividends receivables through an increase in investments in financial assets	13	0		0
Decrease in Shareholders' Equity through a decrease in trade and other receivables	1,695	0		0
Decrease in investment properties through a decrease in investments in financial assets	78	0		0
Decrease in Shareholders' Equity through a decrease in investments in financial assets	2,536	0		0
Increase in right-of-use assets through a decrease in lease liabilities	451	0		0
Increase of investments in financial assets through a decrease in trade and other receivables	580	0		0
Decrease of intangible assets through an increase in investment properties	53	0		0
Decrease of intangible assets through an increase in trading properties	147	0		0
Increase of investment properties through a decrease in trade and other receivables	46	0		0
Decrease in Shareholders' Equity through an increase in trade and other payables	191	0		0
Increase of investment properties through a decrease in trading properties	579	0		0
Decrease in borrowings through a decrease in trading properties	$ 338	$ 0		$ 0